December 20, 2010

Via EDGAR

John Grzeskiewicz
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572
REQUEST FOR ACCELERATION

Dear Mr. Grzeskiewicz,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-
effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the
Investment Company Act of 1940 (“the Amendment”).

The Amendment is being filed to add Class P shares to the Global Real Estate Securities Fund, which currently offers Classes A, C, and Institutional shares. The Amendment contains a facing sheet, a Class
P shares prospectus for the Global Real Estate Securities Fund, a Statement of Additional Information for
Class P shares of the Global Real Estate Securities Fund, Part C, and signature page.

Pursuant to Release No. 33-6510 (February 15, 1984), the Registrant is asking the Commission to selectively review the Amendment. The Amendment adds Class P specific information for the Global
Real Estate Securities Fund, including fee and expense information, performance, and expense limit disclosure. The Amendment includes the strategy and risk information that was previously filed in the amendment that went effective on March 1, 2010. It also includes additional portfolio managers that began managing portfolio assets after March 1, 2010.

Furthermore, the Registrant and Principal Funds Distributor, Inc., the Registrant’s principal underwriter, hereby jointly request that pursuant to Rule 461(a) of the 1933 Act the effective date of the Amendment be accelerated so that it will become effective on December 22, 2010 or as soon thereafter as practicable.

We are requesting acceleration because we have identified a sales opportunity for Class P shares of this
Fund and would like to have Class P shares of this Fund available on December 22, 2010. We anticipate that this sales opportunity will increase the assets of the Fund and benefit shareholders. Furthermore, later in December, the Registrant will be filing its annual update for its series with an October 31 fiscal year end and needs to avoid having multiple Rule 485(a) filings pending at the same time because a prospectus containing Class P shares of the Global Real Estate Securities Fund would be included in that filing, too. Based on previous telephone conversations with the Staff, we understand the Staff would give favorable consideration to this request.

The Registrant and Principal Funds Distributor, Inc. acknowledge their statutory obligations under federal securities laws. The Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the registration statement and that should the Commission or its staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from action with respect to the filing. The Registrant acknowledges that the action of the Commission or its staff, acting pursuant to delegated authority, in accelerating the effective date of the Registration Statement, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of disclosures in the registration statement. The Registrant further acknowledges that it may not assert Commission staff comments, or changes in disclosure in response to the same, as a defense in any proceeding initiated by the Commission or any person under the federal securities laws.
The Amendment is not being filed to update or amend the prospectuses or statements of additional information for the Registrant’s other series.
Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.
Sincerely,

/s/ Jennifer A. Mills	/s/ Adam U. Shaikh
Jennifer A. Mills	Adam U. Shaikh
Assistant Counsel, Registrant	Counsel, Principal Funds Distributor, Inc